Summary of significant accounting policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Leasehold Improvements
Property, Equipment and Software
Estimated useful lives	the shorter of their useful lives and the lease terms
Computers and Electronic Equipment | Minimum
Property, Equipment and Software
Estimated useful lives	3 years
Computers and Electronic Equipment | Maximum
Property, Equipment and Software
Estimated useful lives	5 years
Mechanical Equipment
Property, Equipment and Software
Estimated useful lives	5 years
Mining Equipment
Property, Equipment and Software
Estimated useful lives	1 year 6 months
Motor Vehicles
Property, Equipment and Software
Estimated useful lives	5 years
Software
Property, Equipment and Software
Estimated useful lives	3 years